The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “MANAGEMENT”, subsection “INVESTMENT MANAGER” located on page 70 of the Prospectus.  The first sentence in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “ADDITIONAL INFORMATION” located on page 81 of the Prospectus.  The following paragraph is added after the existing information in this section:

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or its agents. The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “MANAGEMENT”, subsection “INVESTMENT MANAGER” located on page 80 of the Prospectus.  The first sentence in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “ADDITIONAL INFORMATION” located on page 95 of the Prospectus.  The following paragraph is added after the existing information in this section:

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or its agents. The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “MANAGEMENT”, subsection “INVESTMENT MANAGER” located on page 76 of the Prospectus.  The first sentence in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “ADDITIONAL INFORMATION” located on page 90 of the Prospectus.  The following paragraph is added after the existing information in this section:

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or its agents. The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “MANAGEMENT”, subsection “INVESTMENT MANAGER” located on page 80 of the Prospectus.  The first sentence in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “ADDITIONAL INFORMATION” located on page 94 of the Prospectus.  The following paragraph is added after the existing information in this section:

In addition, the Portfolios or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolios and/or its agents. The fees payable by the Portfolios under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolios.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the U.S. Government Money Market Portfolio Class I Shares Prospectus Dated December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “MANAGEMENT”, subsection “INVESTMENT MANAGER” located on page 6 of the Prospectus.  The first sentence in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as the Trust’s Manager and is located at

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “ADDITIONAL INFORMATION” located on page 14 of the Prospectus.  The following paragraph is added after the existing information in this section:

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio.  These expenses are not separately identified in the fee table under the sections titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee tables.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

Supplement dated March 16, 2012 to the Prospectus Dated December 30, 2011

of the James Alpha Global Enhanced Real Return Portfolio (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY”. The first paragraph under the sub-heading “Principal Investment Strategies” beginning on page 2 is deleted in its entirety and replaced with following:

Principal Investment Strategies.  The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (Sectors): commodities; global inflation-linked bonds; event-linked securities; emerging market equities; emerging market bonds; emerging market currencies; and high-yield bonds.  The Manager will allocate the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector.  The Portfolio may invest no more than 33⅓% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

The following paragraph is added to “Sector Investment Strategies” beginning on page 3:

High-Yield Bonds.  In this sector, the Portfolio will invest primarily in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS”. The first paragraph under the sub-heading “Principal Investment Strategies” beginning on page 9 is deleted in its entirety and replaced with following:

The Portfolio intends to seek to achieve its investment objective by investing all or substantially all of its assets in various market sectors (Sectors).  The Sectors in which the Portfolio will principally invest are the following: (i) commodities; (ii) global inflation-linked bonds; (iii) event-linked securities; (iv) emerging market equities; (v) emerging market bonds; (vi) emerging market currencies; and (vii) high-yield bonds.  The Portfolio’s investment adviser, Armored Wolf, LLC, will allocate the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector and a top-down assessment of the market environment, the relative strength of the opportunities available in each Sector and the volatility and correlation of the Sectors.

The following paragraph is added to “Sector Investment Strategies” beginning on page 9:

High-Yield Bonds.  In this sector, the Portfolio will invest primarily in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade or unrated and determined to be of similar quality.

Reference is made to the section entitled “SUPERVISION” located on page 19 of the Prospectus. Please note the address of Saratoga Capital Management, LLC (“SCM”) in the first sentence in this section is changed to read:

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395

Please retain this supplement for future reference.

The Saratoga Advantage Trust

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Supplement dated March 16, 2012 to the Prospectus Dated December 30, 2011 of the James Alpha Global Real Estate Investments Portfolio (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading  “Principal Investment Strategies” located on page 2 of the Prospectus.

This information contained in this section is deleted in its entirety and replaced with the following:

Principal Investment Strategies.  The Portfolio’s strategy is to invest exclusively (other than cash and cash-equivalents) in publicly-traded real estate investment trusts (“REITs”), including REIT preferred stock, and other publicly-traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Real Estate Index (the “Index”).  The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate.  REITs are typically small or medium capitalization companies which fall within the range of $250 million to $10 billion in equity market capitalization.  Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets.  The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price.  The Manager uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment by the Portfolio in connection with its strategy.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS”

Under the sub-heading “Investment Objective and Policies” located on page 9 of the Prospectus:

The first sentence of the third paragraph in this section is deleted in its entirety and replaced with the following:

The Portfolio invests 100% of its net assets (other than cash and cash-equivalents) in REITs, including REIT preferred stock, and other publicly-traded real estate securities included in the Index.

Under the sub-heading “Investment Strategies” located on page 9 of the Prospectus.

The fifth  paragraph in this section is deleted in its entirety and replaced with the following:

The Portfolio limits its investments in issuers located in any single foreign country to no more than 25% of its net assets.

Reference is made to the section entitled “SUPERVISION” located on page 24 of the Prospectus. Please note the address of Saratoga Capital Management, LLC (“SCM”) in the first sentence in this section is changed to read:

1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated March 16, 2012 to the Statement of Additional Information

Dated December 30, 2011 of The Saratoga Advantage Trust (the “SAI”)

Reference is made to the last paragraph on the cover page of the SAI, which is deleted in its entirety and replaced with the following:

To obtain copies of any of the Trust’s Prospectuses and/or Annual or Semi-Annual Shareholder Reports free of charge, please write Saratoga Capital Management, LLC, 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395 or call toll free at 1-800-807-FUND (1-800-807-3863).

Reference is made to the section entitled “INVESTMENT OF THE TRUST’S ASSETS AND RELATED RISKS”. A footnote is added to the sub-heading “BELOW INVESTMENT GRADE DEBT SECURITIES” located on page 7 to indicate that investment in such securities is a Principal Investment Strategy for the James Alpha Real Return Portfolio.

Reference is made to the section entitled “TYPES OF SECURITIES IN WHICH THE INTERNATIONAL EQUITY PORTFOLIO, THE JAMES ALPHA REAL REUTRN PORTFOLIO AND THE JAMES ALPHA GLOBAL REAL ESTATE PORTFOLIO MAY INVEST” beginning on page 23. The following paragraph is added to this section:

High-Yield Bonds.  The James Alpha Real Return Portfolio may invest in debt securities that are rated below “investment grade” by S&P, Moody’s or Fitch or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation for below investment grade securities. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation for below investment grade securities. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s, Moody’s, and Fitch’s descriptions of their bond ratings are contained in Appendix A to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Adviser continuously monitors the issuers of high yield bonds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of the Portfolio’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. The Portfolio may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from the Portfolio. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio’s holdings. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent the Portfolio is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Portfolio and consider their ability to assume the investment risks involved before making an investment. The Portfolio may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

Reference is made to the section entitled “MANAGEMENT AND OTHER SERVICES”, sub-heading “The Initial Portfolios” located on page 68.   The first paragraph in this section is deleted in its entirety and replaced with the following:

Saratoga Capital Management, LLC serves as Manager to the Initial Portfolios.  Saratoga is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395.

Reference is made to the section entitled “Administrative Services Payments” located on page 87 of the SAI.  The information contained in this section is deleted in its entirety and replaced with the following:

Administrative Services Payments. Shares of the Initial Portfolios, James Alpha Real Return Portfolio and the James Alpha Global Real Estate Portfolio may be owned or held by financial intermediaries for the benefit of their customers. In those cases, the Portfolio often does not maintain an account for the shareholder. Thus, some or all of the services provided to these accounts are performed by the financial intermediaries and not the Portfolio.  In these situations, the Initial Portfolios, James Alpha Real Return Portfolio and James Alpha Global Real Estate Portfolio may make payments to financial intermediaries for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.15% of average annual assets of such share classes.

Please retain this supplement for future reference.